SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year		$ 7,789	$ 7,903	$ 7,869
Net income (loss) attributable to non-controlling interest		(144)	(584)	688
Adjustment to Put option value	[1]	(3,782)	532	198
Payment For Put Option	[1]	(1,556)	0	0
Foreign currency translation adjustments		(107)	(62)	(852)
Redeemable non-controlling interest - end of the year		$ 2,200	$ 7,789	$ 7,903

[1]	See also Note 1b.